Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000120675 [Member] | Telecom Italia Capital S A 7 72 06 04 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
C000120675 [Member] | EchoStar Corp 6 75 PIK Rate 0 00 Cash Rate 6 75 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[1]
C000120675 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
C000120675 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000120675 [Member] | TransDigm Inc Term Loan L 6 80 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000120675 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000120675 [Member] | Avation Capital S A 9 00 PIK Rate 8 25 Cash Rate 8 25 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
C000120675 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[1]
C000120675 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[1]
C000120675 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
C000120675 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120675 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120675 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120675 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000120675 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000120675 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023117 [Member] | Telecom Italia Capital S A 7 72 06 04 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[2]
C000023117 [Member] | EchoStar Corp 6 75 PIK Rate 0 00 Cash Rate 6 75 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[2]
C000023117 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[2]
C000023117 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000023117 [Member] | TransDigm Inc Term Loan L 6 80 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000023117 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000023117 [Member] | Avation Capital S A 9 00 PIK Rate 8 25 Cash Rate 8 25 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000023117 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[2]
C000023117 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[2]
C000023117 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[2]
C000023117 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023117 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023117 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023117 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000023117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000023117 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000589 [Member] | Telecom Italia Capital S A 7 72 06 04 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[3]
C000000589 [Member] | EchoStar Corp 6 75 PIK Rate 0 00 Cash Rate 6 75 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[3]
C000000589 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[3]
C000000589 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000000589 [Member] | TransDigm Inc Term Loan L 6 80 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000000589 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000000589 [Member] | Avation Capital S A 9 00 PIK Rate 8 25 Cash Rate 8 25 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000000589 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[3]
C000000589 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[3]
C000000589 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[3]
C000000589 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000589 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000589 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000000589 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071210 [Member] | Telecom Italia Capital S A 7 72 06 04 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[4]
C000071210 [Member] | EchoStar Corp 6 75 PIK Rate 0 00 Cash Rate 6 75 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[4]
C000071210 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[4]
C000071210 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000071210 [Member] | TransDigm Inc Term Loan L 6 80 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000071210 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000071210 [Member] | Avation Capital S A 9 00 PIK Rate 8 25 Cash Rate 8 25 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000071210 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[4]
C000071210 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[4]
C000071210 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[4]
C000071210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071210 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000071210 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071210 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071210 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000071210 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000588 [Member] | Telecom Italia Capital S A 7 72 06 04 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[5]
C000000588 [Member] | EchoStar Corp 6 75 PIK Rate 0 00 Cash Rate 6 75 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[5]
C000000588 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[5]
C000000588 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000000588 [Member] | TransDigm Inc Term Loan L 6 80 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000000588 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000000588 [Member] | Avation Capital S A 9 00 PIK Rate 8 25 Cash Rate 8 25 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[5]
C000000588 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[5]
C000000588 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[5]
C000000588 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[5]
C000000588 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000588 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000588 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000588 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000588 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000000588 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000586 [Member] | Telecom Italia Capital S A 7 72 06 04 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[6]
C000000586 [Member] | EchoStar Corp 6 75 PIK Rate 0 00 Cash Rate 6 75 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[6]
C000000586 [Member] | EZCORP Inc 7 38 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[6]
C000000586 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000000586 [Member] | TransDigm Inc Term Loan L 6 80 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000000586 [Member] | Vistra Corp Series C 8 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000000586 [Member] | Avation Capital S A 9 00 PIK Rate 8 25 Cash Rate 8 25 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[6]
C000000586 [Member] | New Gold Inc 6 88 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[6]
C000000586 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[6]
C000000586 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[6]
C000000586 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000586 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000586 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000586 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000586 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000000586 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000601 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000000601 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[7]
C000000601 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[7]
C000000601 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[7]
C000000601 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[7]
C000000601 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[7]
C000000601 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[7]
C000000601 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[7]
C000000601 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[7]
C000000601 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[7]
C000000601 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000601 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000601 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000000601 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000000601 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000000601 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000603 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000000603 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[8]
C000000603 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[8]
C000000603 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[8]
C000000603 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[8]
C000000603 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[8]
C000000603 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[8]
C000000603 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[8]
C000000603 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[8]
C000000603 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[8]
C000000603 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000603 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000603 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000000603 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000000603 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000000603 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000604 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000000604 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[9]
C000000604 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[9]
C000000604 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[9]
C000000604 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[9]
C000000604 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[9]
C000000604 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[9]
C000000604 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[9]
C000000604 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[9]
C000000604 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[9]
C000000604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000604 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000604 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000000604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000000604 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000000604 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071212 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000071212 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000071212 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[10]
C000071212 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[10]
C000071212 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[10]
C000071212 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[10]
C000071212 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[10]
C000071212 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[10]
C000071212 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[10]
C000071212 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[10]
C000071212 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000071212 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071212 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000071212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000071212 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000071212 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029663 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000029663 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000029663 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[11]
C000029663 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[11]
C000029663 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[11]
C000029663 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[11]
C000029663 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[11]
C000029663 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[11]
C000029663 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[11]
C000029663 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[11]
C000029663 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000029663 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000029663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000029663 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000029663 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000029663 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000188949 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[12]
C000188949 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000188949 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[12]
C000188949 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[12]
C000188949 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[12]
C000188949 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[12]
C000188949 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[12]
C000188949 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[12]
C000188949 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[12]
C000188949 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[12]
C000188949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000188949 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000188949 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000188949 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000188949 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000605 [Member] | Government National Mortgage Association TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[13]
C000000605 [Member] | Government National Mortgage Association TBA 5 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000000605 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[13]
C000000605 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[13]
C000000605 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[13]
C000000605 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[13]
C000000605 [Member] | Government National Mortgage Association TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[13]
C000000605 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[13]
C000000605 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[13]
C000000605 [Member] | Benchmark Mortgage Trust Series 2023 V3 Class AS 7 10 07 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[13]
C000000605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000605 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000605 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000000605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%
C000000605 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000000605 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000164285 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000164285 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000164285 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164285 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000164285 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000164285 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000164285 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000164285 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000164285 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000023119 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023119 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000023119 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023119 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023119 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000023119 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023119 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023119 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000023119 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000071213 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071213 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071213 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071213 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000071213 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071213 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000071213 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000071213 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000071213 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000000606 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000000606 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000000606 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000606 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000000606 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000000606 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000000606 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000606 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000606 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Apr 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000000607 [Member] | Jul 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000000607 [Member] | Apr 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000000607 [Member] | Jan 15 2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000607 [Member] | Oct 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000607 [Member] | Jul 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000607 [Member] | Jan 15 2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000000607 [Member] | Oct 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Jul 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Apr 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000000607 [Member] | Jan 15 2028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000000607 [Member] | Oct 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Jul 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000607 [Member] | Apr 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000607 [Member] | Jan 15 2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000607 [Member] | Oct 15 2026 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000611 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[14]
C000000611 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[14]
C000000611 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[14]
C000000611 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[14]
C000000611 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[14]
C000000611 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[14]
C000217953 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[15]
C000217953 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[15]
C000217953 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[15]
C000217953 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[15]
C000217953 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[15]
C000217953 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[15]
C000085152 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[16]
C000085152 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[16]
C000085152 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[16]
C000085152 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[16]
C000085152 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[16]
C000085152 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[16]
C000000609 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[17]
C000000609 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[17]
C000000609 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[17]
C000000609 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[17]
C000000609 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[17]
C000000609 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[17]
C000085154 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[18]
C000085154 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[18]
C000085154 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[18]
C000085154 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[18]
C000085154 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[18]
C000085154 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[18]
C000000610 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[19]
C000000610 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[19]
C000000610 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[19]
C000000610 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[19]
C000000610 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[19]
C000000610 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[19]
C000071214 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[20]
C000071214 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[20]
C000071214 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[20]
C000071214 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[20]
C000071214 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[20]
C000071214 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[20]
C000023120 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[21]
C000023120 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[21]
C000023120 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[21]
C000023120 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[21]
C000023120 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[21]
C000023120 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[21]
C000188950 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.40%	[22]
C000188950 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[22]
C000188950 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[22]
C000188950 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[22]
C000188950 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[22]
C000188950 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[22]
C000120676 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[23]
C000120676 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[23]
C000120676 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[23]
C000120676 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[23]
C000120676 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[23]
C000120676 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[23]
C000120676 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[23]
C000120676 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[23]
C000120676 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[23]
C000120676 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[23]
C000120676 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000120676 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120676 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120676 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120676 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120676 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120676 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120676 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120676 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120676 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000120676 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120676 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000120676 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023123 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[24]
C000023123 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[24]
C000023123 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[24]
C000023123 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[24]
C000023123 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[24]
C000023123 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[24]
C000023123 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[24]
C000023123 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[24]
C000023123 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[24]
C000023123 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[24]
C000023123 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000023123 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023123 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023123 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023123 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023123 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000023123 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023123 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023123 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023123 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000023123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000023123 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000620 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[25]
C000000620 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[25]
C000000620 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[25]
C000000620 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[25]
C000000620 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[25]
C000000620 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[25]
C000000620 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[25]
C000000620 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[25]
C000000620 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[25]
C000000620 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000000620 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000620 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000620 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000620 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000620 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000620 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000620 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000620 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000620 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000620 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000071216 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[26]
C000071216 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[26]
C000071216 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[26]
C000071216 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[26]
C000071216 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[26]
C000071216 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[26]
C000071216 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[26]
C000071216 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[26]
C000071216 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[26]
C000071216 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[26]
C000071216 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000071216 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071216 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071216 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071216 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071216 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000071216 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071216 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000071216 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000071216 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000071216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000071216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000071216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000619 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[27]
C000000619 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[27]
C000000619 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[27]
C000000619 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[27]
C000000619 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[27]
C000000619 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[27]
C000000619 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[27]
C000000619 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[27]
C000000619 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[27]
C000000619 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[27]
C000000619 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000619 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000619 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000619 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000619 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000619 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000619 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000619 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000619 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000619 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000619 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000618 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[28]
C000000618 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[28]
C000000618 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[28]
C000000618 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[28]
C000000618 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[28]
C000000618 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[28]
C000000618 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[28]
C000000618 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[28]
C000000618 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[28]
C000000618 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[28]
C000000618 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000618 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000618 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000618 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000618 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000618 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000618 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000618 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000618 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000618 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000616 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[29]
C000000616 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[29]
C000000616 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[29]
C000000616 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[29]
C000000616 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[29]
C000000616 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[29]
C000000616 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[29]
C000000616 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[29]
C000000616 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[29]
C000000616 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%	[29]
C000000616 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000616 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000616 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000616 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000616 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000616 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000616 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000616 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000616 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000616 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000621 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[30]
C000000621 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[30]
C000000621 [Member] | BX Trust Series 2021 LGCY Class A 4 98 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[30]
C000000621 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[30]
C000000621 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[30]
C000000621 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[30]
C000000621 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[30]
C000000621 [Member] | Honda Motor Co Ltd 4 69 07 08 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[30]
C000000621 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[30]
C000000621 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[30]
C000000621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000621 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000621 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000000621 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000000622 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[31]
C000000622 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[31]
C000000622 [Member] | BX Trust Series 2021 LGCY Class A 4 98 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[31]
C000000622 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[31]
C000000622 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[31]
C000000622 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[31]
C000000622 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[31]
C000000622 [Member] | Honda Motor Co Ltd 4 69 07 08 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[31]
C000000622 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[31]
C000000622 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[31]
C000000622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000622 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000622 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000000622 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000000623 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[32]
C000000623 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[32]
C000000623 [Member] | BX Trust Series 2021 LGCY Class A 4 98 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[32]
C000000623 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[32]
C000000623 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[32]
C000000623 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[32]
C000000623 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[32]
C000000623 [Member] | Honda Motor Co Ltd 4 69 07 08 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[32]
C000000623 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[32]
C000000623 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[32]
C000000623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000623 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000623 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000000623 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000071217 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[33]
C000071217 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[33]
C000071217 [Member] | BX Trust Series 2021 LGCY Class A 4 98 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[33]
C000071217 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[33]
C000071217 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[33]
C000071217 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[33]
C000071217 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[33]
C000071217 [Member] | Honda Motor Co Ltd 4 69 07 08 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[33]
C000071217 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[33]
C000071217 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[33]
C000071217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071217 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071217 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000071217 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071217 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023124 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[34]
C000023124 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[34]
C000023124 [Member] | BX Trust Series 2021 LGCY Class A 4 98 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[34]
C000023124 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[34]
C000023124 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[34]
C000023124 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[34]
C000023124 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[34]
C000023124 [Member] | Honda Motor Co Ltd 4 69 07 08 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[34]
C000023124 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[34]
C000023124 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[34]
C000023124 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023124 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023124 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000023124 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000120677 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[35]
C000120677 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[35]
C000120677 [Member] | BX Trust Series 2021 LGCY Class A 4 98 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[35]
C000120677 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[35]
C000120677 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[35]
C000120677 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[35]
C000120677 [Member] | Centersquare Issuer LLC Series 2025 3A Class A2 5 00 08 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[35]
C000120677 [Member] | Honda Motor Co Ltd 4 69 07 08 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[35]
C000120677 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[35]
C000120677 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[35]
C000120677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120677 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120677 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000120677 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000120678 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[36]
C000120678 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[36]
C000120678 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[36]
C000120678 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[36]
C000120678 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[36]
C000120678 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[36]
C000120678 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[36]
C000120678 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[36]
C000120678 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000120678 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[36]
C000120678 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000120678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120678 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120678 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120678 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120678 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120678 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120678 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029662 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[37]
C000029662 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[37]
C000029662 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[37]
C000029662 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[37]
C000029662 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[37]
C000029662 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[37]
C000029662 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[37]
C000029662 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[37]
C000029662 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000029662 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[37]
C000029662 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029662 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029662 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029662 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029662 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029662 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029662 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029662 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029662 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000071219 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[38]
C000071219 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[38]
C000071219 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[38]
C000071219 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[38]
C000071219 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[38]
C000071219 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[38]
C000071219 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[38]
C000071219 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[38]
C000071219 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000071219 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[38]
C000071219 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000071219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000071219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071219 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000071219 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029661 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[39]
C000029661 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[39]
C000029661 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[39]
C000029661 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[39]
C000029661 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[39]
C000029661 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[39]
C000029661 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[39]
C000029661 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[39]
C000029661 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000029661 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[39]
C000029661 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029661 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029661 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029661 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029661 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029660 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[40]
C000029660 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[40]
C000029660 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[40]
C000029660 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[40]
C000029660 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[40]
C000029660 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[40]
C000029660 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[40]
C000029660 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[40]
C000029660 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000029660 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[40]
C000029660 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029660 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029660 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029660 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029660 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029660 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029660 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029660 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029660 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029658 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[41]
C000029658 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[41]
C000029658 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[41]
C000029658 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[41]
C000029658 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[41]
C000029658 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[41]
C000029658 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[41]
C000029658 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[41]
C000029658 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000029658 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[41]
C000029658 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029658 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029658 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029658 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029658 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029658 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029658 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029658 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029658 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000084556 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[42]
C000084556 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[42]
C000084556 [Member] | Mitsubishi UFJ Financial Group Inc 5 62 04 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[42]
C000084556 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[42]
C000084556 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[42]
C000084556 [Member] | Bunge Ltd Finance Corp 4 55 08 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[42]
C000084556 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[42]
C000084556 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[42]
C000084556 [Member] | Energy Transfer L P 6 50 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[42]
C000084556 [Member] | EMD Finance LLC 4 38 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[42]
C000084556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084556 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000084556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084556 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084553 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[43]
C000084553 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[43]
C000084553 [Member] | Mitsubishi UFJ Financial Group Inc 5 62 04 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[43]
C000084553 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[43]
C000084553 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[43]
C000084553 [Member] | Bunge Ltd Finance Corp 4 55 08 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[43]
C000084553 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[43]
C000084553 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[43]
C000084553 [Member] | Energy Transfer L P 6 50 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[43]
C000084553 [Member] | EMD Finance LLC 4 38 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[43]
C000084553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084553 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000084553 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084553 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084553 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095838 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[44]
C000095838 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[44]
C000095838 [Member] | Mitsubishi UFJ Financial Group Inc 5 62 04 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[44]
C000095838 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[44]
C000095838 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[44]
C000095838 [Member] | Bunge Ltd Finance Corp 4 55 08 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[44]
C000095838 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[44]
C000095838 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[44]
C000095838 [Member] | Energy Transfer L P 6 50 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[44]
C000095838 [Member] | EMD Finance LLC 4 38 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[44]
C000095838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095838 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095838 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000095838 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084554 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[45]
C000084554 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[45]
C000084554 [Member] | Mitsubishi UFJ Financial Group Inc 5 62 04 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[45]
C000084554 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[45]
C000084554 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[45]
C000084554 [Member] | Bunge Ltd Finance Corp 4 55 08 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[45]
C000084554 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[45]
C000084554 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[45]
C000084554 [Member] | Energy Transfer L P 6 50 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[45]
C000084554 [Member] | EMD Finance LLC 4 38 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[45]
C000084554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084554 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000084554 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084554 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084555 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[46]
C000084555 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[46]
C000084555 [Member] | Mitsubishi UFJ Financial Group Inc 5 62 04 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[46]
C000084555 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[46]
C000084555 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[46]
C000084555 [Member] | Bunge Ltd Finance Corp 4 55 08 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[46]
C000084555 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[46]
C000084555 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[46]
C000084555 [Member] | Energy Transfer L P 6 50 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[46]
C000084555 [Member] | EMD Finance LLC 4 38 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[46]
C000084555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084555 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000084555 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084555 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084555 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120680 [Member] | Eagle Funding LuxCo S a r l 5 50 08 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[47]
C000120680 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[47]
C000120680 [Member] | Mitsubishi UFJ Financial Group Inc 5 62 04 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[47]
C000120680 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[47]
C000120680 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[47]
C000120680 [Member] | Bunge Ltd Finance Corp 4 55 08 04 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[47]
C000120680 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%	[47]
C000120680 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[47]
C000120680 [Member] | Energy Transfer L P 6 50 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[47]
C000120680 [Member] | EMD Finance LLC 4 38 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[47]
C000120680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120680 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120680 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000120680 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120680 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120680 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209398 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%	[48]
C000209398 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[48]
C000209398 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[48]
C000209398 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[48]
C000209398 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[48]
C000209398 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[48]
C000209397 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%	[49]
C000209397 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[49]
C000209397 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[49]
C000209397 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[49]
C000209397 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[49]
C000209397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[49]
C000209396 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%	[50]
C000209396 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[50]
C000209396 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[50]
C000209396 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[50]
C000209396 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[50]
C000209396 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[50]
C000209399 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%	[51]
C000209399 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[51]
C000209399 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[51]
C000209399 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[51]
C000209399 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[51]
C000209399 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[51]
C000209395 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%	[52]
C000209395 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[52]
C000209395 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[52]
C000209395 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[52]
C000209395 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[52]
C000209395 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[52]
C000241067 [Member] | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[53]
C000241067 [Member] | Maya S A S 8 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000241067 [Member] | Ardagh Metal Packaging Finance USA LLC Ardagh Metal Packaging Finance PLC 6 00 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[53]
C000241067 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[53]
C000241067 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 95 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[53]
C000241067 [Member] | Venture Global Plaquemines LNG LLC 6 50 01 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[53]
C000241067 [Member] | VMED O2 UK Financing I PLC 3 25 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[53]
C000241067 [Member] | Carnival Corp 6 13 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000241067 [Member] | Ball Corp 4 25 07 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[53]
C000241067 [Member] | Sunrise FinCo I B V 4 63 05 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000241067 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241067 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241067 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000241067 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[15]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[16]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[17]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[18]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[19]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[20]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[21]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[22]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[49]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[50]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[51]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[52]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[53]	Excluding money market fund holdings, if any.